Finance and investment income, finance costs and revaluation and retranslation of financial instruments	6 Months Ended
Jun. 30, 2022
Finance and investment income, finance costs and revaluation and retranslation of financial instruments [Abstract]
Finance and investment income, finance costs and revaluation and retranslation of financial instruments
6. Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Income from equity investments	20.1	5.0
Interest income	35.4	25.1
	55.5	30.1
Finance costs include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Interest payable and similar charges	98.9	101.5
Interest expense related to lease liabilities	46.0	45.7
	144.9	147.2
Revaluation and retranslation of financial instruments include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Movements in fair value of treasury instruments	1.9	4.7
Premium on the early repayment of bonds	—	(13.1)
Revaluation of investments held at fair value through profit or loss	9.0	30.5
Revaluation of put options over non-controlling interests	19.6	(44.4)
Revaluation of payments due to vendors (earnout agreements)	(1.1)	(9.4)
Retranslation of financial instruments	3.7	19.6
	33.1	(12.1)